SCHEDULE OF LAND USE RIGHT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights (Note 8(2))		¥ 176,645	¥ 176,645
Less: accumulated amortization		(6,624)	(2,208)
Land use rights, net	$ 24,313	¥ 170,021	¥ 174,437